Pension benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Consolidated Balance Sheet Position	Consolidated Balance Sheet position

(In US$ millions)	December 31, 2017	December 31, 2016
Accrued pension liabilities - Non-current liabilities	6	3
Less: Deferred tax (Asset)	(2)	(1)
Shareholders equity	4	2

Annual Pension Cost
Annual pension cost

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Service cost	2	7	12
Interest cost on prior years’ benefit obligation	2	3	4
Gross pension cost for the year	4	10	16
Expected return on plan assets	(1)	(4)	(3)
Administration charges	—	—	1
Net pension cost for the year	3	6	14
Social security cost	—	1	2
Amortization of actuarial gains/losses	—	1	3
Impact of settlement/curtailment funded status	(1)	(1)	—
Total net pension cost	2	7	19

Funded Status of the Defined Benefit Plan
The funded status of the defined benefit plan

(In US$ millions)	December 31, 2017	December 31, 2016
Projected benefit obligations at end of period	38	60
Plan assets at market value	(33)	(58)
Accrued pension liability exclusive social security	5	2
Social security related to pension obligations	1	1
Accrued pension liabilities	6	3

Change in Projected Benefit Obligations
Change in projected benefit obligations

(In US$ millions)	December 31, 2017	December 31, 2016
Projected benefit obligations at beginning of period	60	130
Interest cost	2	3
Service cost	2	7
Benefits paid	(2)	(3)
Change in unrecognized actuarial gain	(3)	(28)
Settlement	(24)	(54)
Foreign currency translations	3	5
Projected benefit obligations at end of period	38	60

Change in Pension Plan Assets
Change in pension plan assets

(In US$ millions)	December 31, 2017	December 31, 2016
Fair value of plan assets at beginning of year	58	97
Estimated return	1	4
Contribution by employer	1	9
Administration charges	—	—
Benefits paid	(2)	(3)
Change in unrecognized actuarial loss	(5)	(1)
Settlement	(23)	(52)
Foreign currency translations	3	4
Fair value of plan assets at end of year	33	58

Assumptions Used in Calculation of Pension Obligations
Assumptions used in calculation of pension obligations

	Year ended December 31,
	2017	2016	2015
Rate of compensation increase at the end of year	2.50%	2.50%	2.50%
Discount rate at the end of year	2.40%	2.10%	2.70%
Prescribed pension index factor	1.50%	1.20%	1.20%
Expected return on plan assets for the year	2.40%	3.00%	3.30%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.25%	2.25%	2.50%

Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan
The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:

Pension benefit plan assets

	December 31, 2017	December 31, 2016
Equity securities	10.6%	7.1%
Debt securities	66.1%	54.7%
Real estate	8.8%	9.4%
Money market	13.5%	28.1%
Other	1.0%	0.7%
Total	100.0%	100.0%

Expected Annual Pension Plan Contributions Under Defined Benefit Plans
The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2018-2027. The expected payments are based on the assumptions used to measure our obligations at December 31, 2017 and include estimated future employee services.

(In US$ millions)	December 31, 2017
2018	3
2019	3
2020	3
2021	3
2022	3
2023-2027	15
Total payments expected during the next 10 years	30